UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number
of Shares		Value

	COMMON STOCK - 97.8%
	CONSUMER DISCRETIONARY - 21.2%
	Auction House/Art Dealer - 0.7%
17,725	Sotheby's	$714,318

	Broadcast Service/Program - 3.8%
57,950	Grupo Televisa SA - ADR	1,394,277
23,700	Liberty Media Corp.	1,556,142
3,204,000	Phoenix Satellite Television Holdings Ltd.	1,162,977
		4,113,396

	Casino Hotels - 3.3%
45,130	Las Vegas Sands Corp.*	2,098,094
12,409	Wynn Resorts Ltd.	1,443,539
		3,541,633

	Consumer Products - Miscellaneous - 3.1%
100,578	Jarden Corp.	3,409,594

	Cruise Ship - 1.7%
42,096	Carnival Corp.	1,882,112

	Diversified Operations - 1.4%
36,198	Icahn Enterprises LP	1,466,019

	Motion Pictures and Services - 0.5%
18,905	DreamWorks Animation SKG, Inc. - Class A*	530,663

	Retail - Automobile - 0.8%
30,650	AutoNation, Inc.*	879,962

	Retail - Major Department Store - 5.9%
85,671	Sears Holdings Corp.*	6,457,023

		22,994,720

	CONSUMER STAPLES - 0.9%
	Consumer Products - Miscellaneous - 0.9%
88,197	Prestige Brands Holdings, Inc.*	973,695

		973,695

	ENERGY - 7.6%
	Oil Comp-Exploration & Production - 3.1%
8,208	CNOOC Ltd. - ADR	1,827,593
54,966	Penn West Energy Trust	1,511,015
		3,338,608

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number
of Shares		Value

	Oil Comp-Integrated - 3.9%
54,012	Cenovus Energy, Inc.	$1,869,355
54,260	Imperial Oil Ltd.	2,420,539
		4,289,894

	Transport-Marine - 0.6%
20,684	Overseas Shipholding Group, Inc.	687,536

		8,316,038

	FINANCIALS - 53.6%
	Central Bank - 5.4%
9,400	Bank of Japan*	5,840,643

	Commercial Banks - Central US - 0.6%
12,534	BOK Financial Corp.	647,757

	Commercial Banks - Non US - 1.0%
26,113	ICICI Bank Ltd. - ADR	1,131,737

	Diversified Operations - 8.9%
205,599	Leucadia National Corp.*	6,686,080
34,100	Swire Pacific Ltd. - ADR	540,485
317,000	Wharf Holdings Ltd.	2,394,785
		9,621,350

	Finance-Invest Banker/Broker - 1.2%
27,050	Evercore Partners, Inc. - Class A	873,715
52,669	ICAP PLC	452,632
		1,326,347

	Finance-Other Services - 9.9%
5,707	CME Group, Inc.	1,760,952
147,000	Hong Kong Exchanges and Clearing Ltd.	3,371,140
10,451	IntercontinentalExchange, Inc.*	1,259,241
39,680	NASDAQ OMX Group, Inc.*	971,367
37,747	NYSE Euronext	1,200,732
134,000	Singapore Exchange Ltd.	886,141
32,680	TMX Group, Inc.	1,244,082
		10,693,655

	Invest Mgmnt/Advisor Services - 5.9%
41,407	Cohen & Steers, Inc.	1,172,232
38,250	Onex Corp.	1,229,990
2,367,000	Value Partners Group Ltd.	2,289,083
36,019	Virtus Investment Partners, Inc.	1,738,637
		6,429,942

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number
of Shares		Value
	Investment Companies - 0.7%
642,065	Urbana Corp. - Class A*	$769,439

	Life/Health Insurance - 1.2%
21,166	China Life Insurance Co., Ltd. - ADR	1,233,766

	Multi-Line Insurance - 1.1%
29,400	Loews Corp.	1,177,470

	Oil-US Royalty Trusts - 1.0%
28,566	Texas Pacific Land Trust	1,078,367

	Real Estate Mgmnt/Services - 0.8%
38,000	CB Richard Ellis Group, Inc. - Class A*	843,220

	Real Estate Operations/Development - 9.5%
163,791	Brookfield Asset Management, Inc. - Class A	5,344,500
147,218	Forest City Enterprises, Inc. - Class A*	2,489,456
356,000	Henderson Land Development Co., Ltd.	2,467,957
		10,301,913

	Reinsurance - 3.2%
32,153	Berkshire Hathaway, Inc. - Class B*	2,628,508
33,557	Greenlight Capital Re Ltd. - Class A*	948,657
		3,577,165

	REITS-Diversified - 0.9%
11,321	Vornado Realty Trust	997,267

	REITS-Shopping Centers - 2.3%
795,700	Link REIT	2,495,285

		58,165,323

	INDUSTRIALS - 5.5%
	Airport Development/Maintenance - 1.0%
2,014,000	Beijing Capital International Airport Co., Ltd. - Class H	1,074,595

	Commercial Services - 0.7%
30,371	Quanta Services, Inc.*	720,704

	Diversified Operations - 1.6%
31,560	Jardine Strategic Holdings Ltd. - ADR	1,791,030

	Printing-Commercial - 0.8%
83,315	De La Rue PLC	890,163

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number
of Shares		Value
	Public Thoroughfares - 1.4%
2,352,000	Sichuan Expressway Co., Ltd. - Class H	$1,484,207

		5,960,699

	INFORMATION TECHNOLOGY - 2.7%
	Commercial Services - Finance - 2.7%
34,335	Lender Processing Services, Inc.	1,089,793
8,000	Mastercard, Inc. - Class A	1,892,080
		2,981,873

	MATERIALS - 5.0%
	Gold Mining - 4.4%
115,380	Franco-Nevada Corp.	3,206,696
241,800	US Gold Corp.*	1,547,520
		4,754,216
	Silver Mining - 0.6%
20,225	Silver Wheaton Corp.*	622,930

		5,377,146

	UTILITIES - 1.3%
	Independent Power Producer - 1.3%
121,570	GenOn Energy, Inc. *	503,300
43,707	NRG Energy, Inc.*	906,920
		1,410,220

	TOTAL COMMON STOCK
	(Cost $90,272,632)	106,179,714

	EXCHANGE TRADED FUND - 1.4%
	Gaming & Entertainment - 1.4%
46,086	Market Vectors - Gaming	1,480,743
	(Cost $934,275)

Principal
Amount		Value

	SHORT-TERM INVESTMENT- 1.7%
$1,916,070	UMB Money Market Fiduciary, 0.01%†	1,916,070
	(Cost $1,916,070)

	TOTAL INVESTMENTS - 100.9%
	(Cost $93,122,977)	109,576,527
	Liabilities in excess of other assets - (0.9)%	(1,008,653)
	Total Net Assets - 100.0%	$108,567,874

ADR - American Depository Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trusts

* Non-income producing security
† The rate quoted is the annualized seven-day yield of the Fund at the period-end.

See accompanying Notes to Schedule of Investments

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
Industry Representation as a % of Total Investments (Unaudited)

Industry	% of Total Investments
Finance-Other Services	9.8%
Real Estate Operations/Development	9.4%
Diversified Operations (Financials)	8.8%
Retail - Major Department Store	5.9%
Invest Mgmnt/Advisor Services	5.8%
Central Bank	5.3%
Gold Mining	4.3%
Oil Comp-Integrated	3.9%
Broadcast Service/Program	3.8%
Reinsurance	3.3%
Casino Hotels	3.2%
Consumer Products - Miscellaneous (Consumer Discretionary)	3.1%
Oil Comp-Exploration & Production	3.0%
Commercial Services - Finance	2.7%
REITS-Shopping Centers	2.3%
Cruise Ship	1.7%
Diversified Operations (Industrials)	1.7%
Short-Term Investments	1.7%
Gaming & Entertainment	1.4%
Public Thoroughfares	1.4%
Diversified Operations (Consumer Discretionary)	1.3%
Independent Power Producer	1.3%
Finance-Invest Banker/Broker	1.2%
Life/Health Insurance	1.1%
Multi-Line Insurance	1.1%
Airport Development/Maintenance	1.0%
Commercial Banks - Non US	1.0%
Oil-US Royalty Trusts	1.0%
Consumer Products - Miscellaneous (Consumer Staples)	0.9%
REITS-Diversified	0.9%
Printing-Commercial	0.8%
Real Estate Mgmnt/Services	0.8%
Retail - Automobile	0.8%
Commercial Services	0.7%
Investment Companies	0.7%
Auction House/Art Dealer	0.6%
Commercial Banks - Central US	0.6%
Silver Mining	0.6%
Transport-Marine	0.6%
Motion Pictures and Services	0.5%
Total	100.0%

See accompanying Notes to Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS – Unaudited
January 31, 2011

Note 1 – Organization
The Liberty Street Horizon Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term growth of capital.  The Fund currently offers three classes of shares: A Shares, C Shares, and Institutional Shares.  A Shares commenced operations on May 4, 2007.
C Shares commenced operations on May 24, 2007.  Institutional Shares commenced operations on July 11, 2007.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

The Fund values securities for which market quotations are not readily available, including restricted securities, by methods approved by the Board of Trustees and that the Board believes accurately reflect fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or a meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the exchange on which the security principally trades and the NYSE. In such a case, the Fund’s value for a security could be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Tax Information:
At January 31, 2011, gross unrealized appreciation and depreciation on investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$96,606,690

Unrealized appreciation	$22,609,146
Unrealized depreciation	(9,639,208)
Net unrealized appreciation on investments and foreign currency translations	$12,969,938

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$106,179,714	$-	$-	$106,179,714
Exchange-Trade Fund	1,480,743	-	-	1,480,743
Short-Term Investment	1,916,070	-	-	1,916,070
Total Investments, at Value	$109,576,527	$-	$-	$109,576,527

1 All common stocks held in the Fund are level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*The Fund did not hold any level 2 & 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Liberty Street Horizon Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	3/25/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	3/25/11

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	3/25/11

* Print the name and title of each signing officer under his or her signature.